FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Government bonds		$ 410
Corporate bonds	11,684	215
Equity fund	231	229
Total financial assets	11,915	854
Liabilities:
Contingent consideration	382	3,981
Total financials liabilities	382	3,981
Fair Value, Inputs, Level 1 [Member]
Assets:
Government bonds		410
Corporate bonds	0	0
Equity fund	231	229
Total financial assets	231	639
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Government bonds		0
Corporate bonds	11,684	215
Equity fund	0	0
Total financial assets	11,684	215
Liabilities:
Contingent consideration	0	0
Total financials liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Government bonds		0
Corporate bonds	0	0
Equity fund	0	0
Total financial assets	0	0
Liabilities:
Contingent consideration	382	3,981
Total financials liabilities	$ 382	$ 3,981